UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30,1999_

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     __Brookhaven Capital Management
Address:  __3000 Sand Hill Road #3-105___
          __Menlo Park, CA 94025_________

Form 13F File Number:    28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     _Kathleen Orteig______________
Title:    _Operations Manager___________
Phone:    _650-854-5544_________________

Signature, Place and Date of Signing:

     ___Kathleen Orteig______      ___Menlo Park, CA___          ___
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           ____   0    ___

Form 13F Information Table Entry Total:      _      69

Form 13F Information Table Value Total:         268,491,362


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER           TITLE OF  CUSIP          VALUE           SHARES   INV.
OTHER        AUTH
                         CLASS                    X1000                    DISC
MGR

[DATA]

SOUTHERN PACIFIC FUNDING BOND      DDDDD6AA7 1,859,550  16,905,00  Sole    0    16,905,0
CORP                                                    0                      00
SOUTHERN PACIFIC FDG     BOND      FFF576AB5 3,023,250  6,950,000  Sole    0    6,950,00
CORP                                                                          0
ALASKA AIR GROUP INC     COMMON    11659109  1,468,819  36,100     Sole    0    36,100
W/RTS TO
WTS ALZA CORP            OTC IS    22615157  3,213      102,817    Sole    0    102,817
APPLIED MAGNETICS CORP   OTC IS    38213104  2,712,500  3,100,000  Sole    0    3,100,00
                                                                             0
CASH TECHNOLOGIES INC    OTC IS    147910103 346,625    29,500     Sole    0    29,500
CYMER INC                OTC IS    232572107 145,688    4,200      Sole    0    4,200
EGGHEAD INC              OTC IS    282330109 1,302,000  186,000    Sole    0    186,000
FIRST AMERICAN FINANCIAL COMMON    318522307 1,810,975  135,400    Sole    0    135,400
CORP
QUANTUM CORP             COMMON    747906303 2,376,281  319,500    Sole    0    319,500
REDHOOK ALE BREWERY INC  OTC IS    757473103 2,044,615  696,039    Sole    0    696,039
HUTCHINSON TECHNOLOGY    OTC IS    448407106 945,000    35,000     Sole    0    35,000
INC
DECS TR IV               OTC IS    243664208 381,250    50,000     Sole    0    50,000
IDENTIX INC              COMMON    451906101 3,054,050  359,300    Sole    0    359,300
INTRENET INC             OTC IS    461190100 11,213,161 4,077,513  Sole    0    4,077,51
                                                                             3
K MART CORP              COMMON    482584109 478,019    40,900     Sole    0    40,900
KOMAG INC                OTC IS    500453105 3,399,900  1,133,300  Sole    0    1,133,30
                                                                             0
MICROAGE INC             OTC IS    594928103 123,769    57,400     Sole    0    57,400
MAXTOR CORP              OTC IS    577729205 39,335,048 5,965,505  Sole    0    5,965,50
                                                                             5
NEW CENTURY FINANCIAL    OTC IS    64352D101 48,652,050 2,760,400  Sole    0    2,760,40
CORP                                                                          0
NATIONAL STEEL CORP-CL B COMMON    637844309 10,177,313 1,467,000  Sole    0    1,467,00
                                                                             0
NETMOVES CORPORATION     OTC IS    64116A104 28,992,563 4,638,810  Sole    0    4,638,81
                                                                             0
NTN COMMUNICATIONS INC   COMMON    629410309 3,172,750  2,538,200  Sole    0    2,538,20
NEW                                                                           0
OMI CORP NEW             COMMON    Y6476W104 4,733,450  1,847,200  Sole    0    1,847,20
                                                                             0
PYRAMID BREWERIES INC    OTC IS    747135101 1,596,047  851,225    Sole    0    851,225
CALL ALASKA AIR OCT 35   CALL      0116599JG 3,250,000  500,000    Sole    0    500,000
CALL ALASKA AIR OCT 040  CALL      0116599JH 140,625    75,000     Sole    0    75,000
AMEX
CALL AMERICA ONLINE OCT  CALL      02364J9JT 811,250    110,000    Sole    0    110,000
100
CALL CITIGROUP OCT 045   CALL      1729679JI 225,000    200,000    Sole    0    200,000
****
CALL DELTA AIR OCT 045   CALL      2473619JI 426,250    110,000    Sole    0    110,000
CBOE
CALL DELTA AIR OCT 050   CALL      2473619JJ 443,750    355,000    Sole    0    355,000
CBOE
CALL GOLDMAN SACHS OCT   CALL      38141G9JL 86,250     30,000     Sole    0    30,000
60
CALL K MART CORP OCT 010 CALL      4825849JB 770,313    425,000    Sole    0    425,000
CBOE
CALL K MART CORP OCT     CALL      4825849JV 125,000    500,000    Sole    0    500,000
12.5 CBOE
CALL K MART CORP JAN 010 CALL      4825840AB 231,250    100,000    Sole    0    100,000
CBOE
CALL K MART CORP NOV 010 CALL      4825849KB 300,000    150,000    Sole    0    150,000
CBOE
CALL MAXTOR CORP  OCT    CALL      5777299JA 6,914,688  3,815,000  Sole    0    3,815,00
005 ****                                                                      0
CALL MAXTOR CORP NOV 5   CALL      5777299KA 196,875    100,000    Sole    0    100,000
CALL MORGAN STANLEY OCT  CALL      6174469JP 871,250    85,000     Sole    0    85,000
080 ****
CALL PRICELINE COM OCT   CALL      7415039JK 1,575,000  150,000    Sole    0    150,000
55
CALL PRICELINE COM OCT   CALL      7415039JM 450,000    100,000    Sole    0    100,000
65
CALL ROUGE INDS MAR 07.5 CALL      7790880CU 11,719     12,500     Sole    0    12,500
PSE
CALL ROUGE INDS DEC 005  CALL      7790889LA 9,500      4,000      Sole    0    4,000
PSE
CALL BOSTON BEER DEC 005 CALL      1005579LA 29,375     10,000     Sole    0    10,000
****
CALL SCHWAB CHARLES OCT  CALL      8085139JF 680,000    160,000    Sole    0    160,000
30
CALL SCHWAB CORP OCT 035 CALL      8085139JG 750,000    600,000    Sole    0    600,000
CBOE
CALL SCHWAB CHARLES OCT  CALL      8085139JR 1,000,000  400,000    Sole    0    400,000
32.50
CALL SEAGATE TECH OCT    CALL      8118049JE 7,931,250  1,350,000  Sole    0    1,350,00
025 AMEX                                                                      0
CALL SEAGATE TECH OCT    CALL      8118049JF 3,334,438  1,721,000  Sole    0    1,721,00
030 AMEX                                                                      0
CALL SEGATE TECH OCT     CALL      8118049JZ 52,500     60,000     Sole    0    60,000
32.5 AMEX
CALL SAFEWAY INC OCT 35  CALL      7865149JG 543750     150,000    Sol     0    150,000
                                                                  e
CALL SAFEWAY INC OCT 040 CALL      7865149JH 218750     250,000    Sol     0    250,000
****                                                              e
CALL SAFEWAY INC OCT 045 CALL      7865149JI 17812.5    95,000     Sole    0    95,000
****
CALL UAL CORP OCT 060    CALL      9025499JL 5593000    952,000    Sol     0    952,000
CBOE                                                              e
CALL UAL CORP NEW OCT    CALL      9025499JM 650000     260,000    Sol     0    260,000
065 CBOE                                                          e
CALL  FAXSAV OCT 005     CALL      31210L9JA 1643125    1,195,000  Sol     0    1,195,0
CBOE                                                              e            00
CALL NETMOVES CRP OCT    CALL      64116A9JB 4687.5     50,000     Sol     0    50,000
010 CBOE                                                          e
CALL NETMOVES CORP OCT   CALL      64116A9JU 6250       50,000     Sol     0    50,000
7.5 CBOE                                                          e
CALL FAXSAV JAN 005 CBOE CALL      31210L0AA 382734.38  177,500    Sol     0    177,500
                                                                 e
CALL NETMOVES            CALL      64116A9KA 81250      50,000     Sol     0    50,000
CORPORATION NOV 5                                                 e
ROUGE INDUSTRIES INC CL  COMMON    779088103 7,830,775  1,061,800  Sole    0     1,061,80
A (DEL)                                                                       0
RMI TITANIUM CO          COMMON    74973W107 9,234,000  923,400    Sole    0     923,400
BOSTON BEER CO INC - CL  COMMON    100557107 15,960,725 2,010,800  Sole    0     2,010,80
A                                                                             0
SED INTERNATIONAL        OTC IS    784109100 1,796,299  700,995    Sole    0     700,995
HOLDINGS INC
SEAGATE TECHNOLOGY INC   COMMON    811804103 220,194    7,190      Sole    0     7,190
SOUTHERN PACIFIC FUNDING OTC IS    843576109 224,413    4,488,268  Sole    0     4,488,26
CORP                                                                          8
SHOWPOWER INC            COMMON    825396104 1,600,853  328,380    Sole    0     328,380
STRIDE RITE CORP         COMMON    863314100 7,341,600  1,048,800  Sole    0     1,048,80
                                                                             0
TEEKAY SHIPPING CORP     COMMON    V89564104 3,321,875  212,600    Sole    0     212,600
***TVX GOLD INC          COMMON    87308K101 7,855,100  5,712,800  Sole    0     5,712,80
                                                                             0

TOTALS                                            268,491,362



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